Other Current Liabilities	6 Months Ended
Jun. 30, 2025
Other current liabilities [Abstract]
Other current liabilities

8. Other Current Liabilities

At June 30, 2025, other current liabilities amount to € 7,403,000 (December 31, 2024: € 8,849,000). At June 30, 2025 and December 31, 2024, other current liabilities consisted principally of accruals for services provided by vendors not yet billed, payroll related accruals and other miscellaneous liabilities.